Financial Assets at Fair Value Through Other Comprehensive Income-2018 - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 TWD ($)
Financial assets at fair value through other comprehensive income [abstract]
Proceeds from sale of shares	$ 840.6
Unrealized gain (loss) on investments in equity instruments at fair value through other comprehensive income	1,193.1
Cumulative loss allowance for expected credit loss	$ 29.7